PROSPECTUS

FEBRUARY  1,  2000


EXETER  FUND,  INC.

PureMark[SM]  Series

Class  C  Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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Exeter  Asset Management is a division of Manning & Napier Advisors, Inc., which was founded in 1970 and manages approximately $7 billion for individual and institutional investors.


CONTENTS                                      PAGE

        Goals,  Strategies,  and  Risks            4

        More  About  the  Series'  Investments      6

        Management                              7

        How  to  Buy,  Exchange,  and  Redeem  Shares     8

        Investment  and  Account  Information     10

        Dividends,  Distributions,  and  Taxes    11

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GOALS,  STRATEGIES,  AND  RISKS


INVESTMENT  GOAL

Provide long-term total return that is consistent with the broad U.S. stock market, as represented by the Russell 3000 [Registered Trademark] Index, through investments that meet the socially responsible criteria of the Series.


INVESTMENT  STRATEGIES

The Series invests primarily in the common stocks of companies represented in the Russell 3000 [Registered Trademark] Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 250-300 stocks that has market-sector and risk characteristics that are similar to the index. With this approach, the Advisor attempts to approximate the return and volatility of the index. The Advisor periodically rebalances the Series' portfolio to keep its weightings in line with those of the index.

THE RUSSELL 3000 [REGISTERED TRADEMARK] INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION.

SOCIALLY RESPONSIBLE INVESTMENT CRITERIA The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
      Tobacco
      Alcohol
      Pornography
      Gambling
      Drugs  or  devices  primarily  used  for  abortion

The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.


PRINCIPAL  RISKS  OF  INVESTING  IN  THE  SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

      The  U.S.  stock  markets  go  down.
      An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:

      The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
      Because certain types of companies are eliminated from the portfolio, the Series may not track the index as well as a true index fund.
      The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

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SUMMARY  OF  PAST  PERFORMANCE

No Class C Shares of the Series had been issued as of the date of this prospectus; therefore, no performance information is provided.


WHO  MAY  WANT  TO  INVEST

The  Series  may  be  an  appropriate  investment  if  you:
      Are  seeking  a  socially  responsible  investment.
      Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
      Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
      Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.


FEES  AND  EXPENSES  OF  THE  SERIES

This table estimates the fees and expenses you may pay if you invest in shares of the Series.

PUREMARK[SM]  SERIES  -  CLASS  C  SHARES

SHAREHOLDER  FEES  (paid  directly  from  your  investment)   None 1
ANNUAL  FUND  OPERATING  EXPENSES
(expenses  that  are  deducted  from  assets  of  the  Series)
Management  fee                                               0.50%
Distribution  and  service  (Rule  12b-1)  fees               0.75%
Other  expenses                                               0.32%
Total  annual  fund  operating  expenses                      1.57%
Less  fee  waivers  and  expense  reimbursements             (0.12)% 2
Net  expenses                                                 1.45%

1 A wire charge, currently $15, may be deducted by the transfer agent from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.

2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.45% of the Class C Shares of the Series' average daily net assets. This contractual waver will remain in effect until at least February 29, 2000 and may be extended.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE  EXAMPLE  BELOW  ASSUMES  THAT:
        You  invest  $10,000  for  the  periods  shown
        The  Series'  operating  expenses  remain  the  same
        Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



 After    After
 1 year   3 years
 $148     $484



Because no Class C Shares of the Series had been issued as of the date of this prospectus, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor and reflect the effect of the Advisor's contractual fee waiver. In addition, the Series has not calculated these expenses beyond the three year period shown.

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MORE  ABOUT  THE  SERIES'  INVESTMENTS


DERIVATIVE  CONTRACTS

The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.


THE  SERIES'  INVESTMENT  GOAL

The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.


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MANAGEMENT

THE  ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.


MANAGEMENT  FEES

In return for the services it provides to the Series, the Advisor receives a management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.45% for Class C Shares. This contractual waiver will remain in effect until at least February 29, 2000 and may be extended.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


THE  DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. As of the date of this prospectus, Class C shares are only available through financial intermediaries who establish individual shareholder accounts with the distributor in the name of investors or maintain certain types of omnibus accounts with the distributor.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


DISTRIBUTION  PLANS

The Fund has adopted a Rule 12b-1 distribution plan for the Class C shares of the Series. Under the plan, the Class C shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to 0.75%. These fees are an ongoing expense and over time may cost you more than other types of sales charges.


YEAR  2000  TRANSITION

The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.


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HOW  TO  BUY,  EXCHANGE,  AND  REDEEM  SHARES


HOW  TO  BUY  SHARES

Class C shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.


BY  MAIL

Through  the  Fund
If your financial intermediary does not provide account maintenance services, contact the fund to purchase shares.

Opening  an  account
      Send a check payable to Exeter Fund, Inc. with the completed original account application.
                               The  address  is:
                              Exeter  Fund,  Inc.
                               P.O.  Box  41118
                           Rochester,  NY  14604

       To  request  an  account  application,  call  the Fund at 1-800-466-3863.


BY  WIRE

Adding  to  an  account

      Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

Opening  or  adding  to  an  account
      After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


AUTOMATIC  INVESTMENT  PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.


HOW  TO  REDEEM  SHARES

THROUGH  THE  FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.
      Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
      State the name of the Series, the class and number of shares or dollar amount to be sold.
      Provide  the  account  number.
      Signature  guarantees  may  be  required.
      Additional  documentation  may  be  required  (call the Fund for details).


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The  Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.


MORE  ABOUT  PURCHASES  AND  REDEMPTIONS

All orders to purchase or redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price.
Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW  TO  EXCHANGE  SHARES

You may exchange shares of the Series for the same class of shares of any other Series of the Exeter Fund, if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


BY  MAIL

THROUGH  THE  FUND
If your financial intermediary provides account maintenance services, contact your financial intermediary to redeem shares. If not:
      Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
      Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
      Provide  both  account  numbers.


BY  TELEPHONE

      Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
      Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
      Provide  both  account  numbers.
      The Fund may ask for identification, and all telephone transactions are recorded.


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ACCOUNTS  WITH  LOW  BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.


IN-KIND  PURCHASES  AND  REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies.
If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities.


SIGNATURE  GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The  transfer  agent  will  accept  signature  guarantees  from:
      A  member  of the STAMP program or the NYSE's Medallion Signature Program.
      A  broker  or  securities  dealer.
      A  federal  savings,  cooperative  or  other  type  of  bank.
      A  savings  and  loan  or  other  thrift  institution.
      A  credit  union.
      A  securities  exchange  or  clearing  agency.

      A  NOTARY  PUBLIC  CANNOT  PROVIDE  A  SIGNATURE  GUARANTEE.


VALUATION  OF  SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than another Series that uses market quotations to price the same securities.


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DIVIDENDS,  DISTRIBUTIONS  AND  TAXES


DIVIDENDS  AND  DISTRIBUTIONS

The  Series  generally:
      Pays  dividends  once  a  year,  in  December.
      Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the transfer agent in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES


TRANSACTION
REDEMPTION  OR  EXCHANGE  OF  SHARES
LONG-TERM  CAPITAL  GAIN  DISTRIBUTIONS
SHORT-TERM  CAPITAL  GAIN  DISTRIBUTIONS
DIVIDENDS


FEDERAL  TAX  STATUS
USUALLY TAXABLE AS CAPITAL GAIN OR LOSS; LONG-TERM ONLY IF SHARES OWNED MORE THAN ONE YEAR
TAXABLE  AS  LONG-TERM  CAPITAL  GAIN
TAXABLE  AS  ORDINARY  INCOME
TAXABLE  AS  ORDINARY  INCOME

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.


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EXETER  FUND,  INC.


PureMark[SM]  Series

Class  C  Shares





SHAREHOLDER  REPORTS  AND  THE  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.




HOW  TO  OBTAIN  THESE  REPORTS  AND  ADDITIONAL  INFORMATION

       You may obtain shareholder reports, when available, and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

       You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site http://www.sec.gov).




If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087